dividends per share	6 Months Ended
Jun. 30, 2019
dividends per share
dividends per share

13   dividends per share

(a)   Dividends declared

Six-month periods ended June 30	2019				2018
(millions except per share amounts)	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 11, 2019	$0.5450	Apr. 1, 2019	$329	Mar. 9, 2018	$0.5050	Apr. 2, 2018	$299
Quarter 2 dividend	Jun. 10, 2019	0.5625	Jul. 2, 2019	339	Jun. 8, 2018	0.5250	Jul. 3, 2018	315
		$1.1075		$668		$1.0300		$614

On August 1, 2019, the Board of Directors declared a quarterly dividend of $0.5625 per share on our issued and outstanding Common Shares payable on October 1, 2019, to holders of record at the close of business on September 10, 2019. The final amount of the dividend payment depends upon the number of Common Shares issued and outstanding at the close of business on September 10, 2019.

(b)  Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of Common Shares may acquire additional Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this Plan, we have the option of offering Common Shares from Treasury or having the trustee acquire Common Shares in the stock market. We may, at our discretion, offer Common Shares at a discount of up to 5% from the market price under the Plan. Through August 2, 2019, we opted to have the trustee acquire the Common Shares in the stock market with no discount offered; effective with the dividend to be paid October 1, 2019, we will offer Common Shares from Treasury at a discount of 2%. In respect of Common Shares whose eligible shareholders have elected to participate in the plan, dividends declared during the three-month and six-month periods ended June 30, 2019, of $15 million (2018 – $14 million) and $28 million (2018 – $27 million), respectively, were to be reinvested in Common Shares acquired by the trustee from Treasury, with no discount applicable.